Long-Term Bank Deposits And Other Receivables (Schedule Of Long-Term Bank Deposits And Other Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Long-Term Bank Deposits And Other Receivables [Abstract]
Restricted deposits with banks	$ 2,271	[1]	$ 25,032	[1]
Hedging receivables related to Series A Notes (See Note 16)	3,112		10,907
Deposit with banks and other long-term receivables	6,832	[2]	8,462	[2]
Long-term bank deposits and other receivables	12,215		44,401
Long-term balances of non-qualified deferred compensation plan	$ 5,427		$ 5,604

[1]	Restricted deposits in respect of an issued bank guarantee.
[2]	Includes long-term balances of non-qualified deferred compensation plan structured under Section 409A in the amount of $5,427 and $5,604 as of December 31, 2011 and 2010, respectively (See Note 17).